Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments, Owned, at Fair Value [Abstract]
Schedule of summary of the carrying amounts and fair values of financial instruments
			December 31, 2016 Fair Value Measurements
	December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$25,589	$25,589	$25,589	$0	$0
Federal funds sold and overnight interest-bearing deposits	1,406	1,406	1,406	0	0
Investment in available-for-sale securities	214,512	214,512	0	214,512	0
Loans, net	964,143	959,929	0	0	959,929
Investment in FHLB stock	5,149	5,149	0	5,149	0
Mortgage servicing rights	2,584	2,584	0	0	2,584
Cash surrender value - life insurance	2,409	2,409	0	2,409	0
Accrued interest receivable	5,183	5,183	5,183	0	0
	$1,220,975	$1,216,761	$32,178	$222,070	$962,513
Liabilities:
Deposits:
Non-interest bearing demand	$235,975	$235,975	$235,975	$0	$0
Savings, interest checking and money market	468,731	468,731	468,731	0	0
Time deposits	305,960	304,334	0	0	304,334
Federal funds purchased and securities sold under agreements to repurchase	31,015	31,015	31,015	0	0
Subordinated notes	49,486	33,712	0	33,712	0
Other borrowings	93,392	93,209	0	93,209	0
Accrued interest payable	498	498	498	0	0
	$1,185,057	$1,167,474	$736,219	$126,921	$304,334

			December 31, 2015 Fair Value Measurements
	December 31, 2015		Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Net Significant Unobservable Inputs (Level 3)
(in thousands)	Carrying amount	Fair value
Assets:
Cash and due from banks	$20,484	$20,484	$20,484	$0	$0
Federal funds sold and overnight
interest-bearing deposits	7,893	7,893	7,893	0	0
Investment in available-for-sale securities	235,054	235,054	0	235,054	0
Loans, net	856,476	854,775	0	0	854,775
Investment in FHLB stock	3,390	3,390	0	3,390	0
Mortgage servicing rights	2,847	2,847	0	0	2,847
Cash surrender value - life insurance	2,348	2,348	0	2,348	0
Accrued interest receivable	4,853	4,853	4,853	0	0
	$1,133,345	$1,131,644	$33,230	$240,792	$857,622
Liabilities:
Deposits:
Non-interest bearing demand	$208,035	$208,035	$208,035	$0	$0
Savings, interest checking and money market	441,080	441,080	441,080	0	0
Time deposits	298,082	298,323	0	0	298,323
Federal funds purchased and securities sold under agreements to repurchase	56,834	56,834	56,834	0	0
Subordinated notes	49,486	40,821	0	40,821	0
Federal Home Loan Bank advances	50,000	52,340	0	52,340	0
Accrued interest payable	382	382	382	0	0
	$1,103,899	$1,097,815	$706,331	$93,161	$298,323